LOANS RECEIVABLE FROM AFFILIATES - Schedule of Loan Receivable Interest Income and Foreign Exchange Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable Disclosure [Line Items]
Foreign exchange losses/(gains) on loan receivable from affiliate (Note 11)	$ 41	$ 86	$ (53)
Sur de Texas | Interest income and other | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Interest income	87	110	147
Foreign exchange losses/(gains) on loan receivable from affiliate (Note 11)	(41)	(86)	53
Sur de Texas | Income from equity investments | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Interest expense	(87)	(110)	(147)
Foreign exchange losses/(gains) on loan receivable from affiliate (Note 11)	$ (41)	$ (86)	$ 53